Debt - Components of Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Sep. 23, 2016	Jan. 02, 2016	Dec. 27, 2014
Amended and Restated 2016 Term Loan [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 13,825
Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	7,423		$ 13,441	$ 17,439
Old Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	13,441
CMBS Fixed Facility [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	1,473	$ 1,000	1,473	2,497
Amended 2011 Term Loan [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 9,848		$ 9,848	$ 14,641